FINANCIAL INSTRUMENTS (Details 4) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through profit or loss, Investment in shares	$ 25,000	$ 25,000
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through profit or loss, Investment in shares	$ 25,000	$ 25,000